Absolute Capital Opportunities Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks — 87.22% Shares Fair Value
Communications — 11.29%
Alphabet, Inc., Class A
(a)
10,893 $ 1,919,674
Meta Platforms, Inc., Class A
(a)
3,604 2,660,076
Universal Music Group NV - ADR 105,825 1,712,248
6,291,998
Consumer Discretionary — 11.04%
Amazon.com, Inc.
(a)(b)
14,495 3,180,058
CarMax, Inc.
(a)(b)
18,403 1,236,866
Carvana Co.
(b)
1,000 336,960
Fisker, Inc.
(b)
7,480 5
Floor & Decor Holdings, Inc., Class
A
(b)
5,675 431,073
Lowe’s Companies, Inc. 4,351 965,356
6,150,318
Consumer Staples — 6.80%
Dollar Tree, Inc.
(b)
10,414 1,031,403
Philip Morris International, Inc. 15,139 2,757,266
3,788,669
Energy — 4.40%
Berkshire Hathaway, Inc., Class B
(a)(b)
3,921 1,904,704
Occidental Petroleum Corp. 12,995 545,920
2,450,624
Financials — 14.99%
American Express Co.
(a)
2,935 936,206
Aon PLC, Class A 3,412 1,217,265
Charles Schwab Corp. (The) 27,366 2,496,874
Intercontinental Exchange, Inc. 11,038 2,025,142
Visa, Inc., Class A 4,733 1,680,452
8,355,939
Health Care — 5.12%
Becton, Dickinson and Co. 9,576 1,649,466
Thermo Fisher Scientific, Inc. 2,965 1,202,189
2,851,655
Industrials — 10.60%
Ashtead Group PLC - ADR 4,567 1,182,670
Hayward Holdings, Inc.
(b)
32,830 453,054
Jacobs Solutions, Inc. 12,142 1,596,066
Keysight Technologies, Inc.
(b)
8,807 1,443,115
PACCAR, Inc. 12,974 1,233,309
5,908,214
Materials — 0.83%
PPG Industries, Inc. 4,081 464,214
Technology — 22.15%
Adobe, Inc.
(b)
2,595 1,003,954
Advanced Micro Devices, Inc.
(b)
6,570 932,283
Amentum Holdings, Inc.
(b)
35,296 833,331

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 87.22% - continued Shares Fair Value
Technology — 22.15% - continued
Analog Devices, Inc. 3,480 $ 828,310
Apple, Inc.
(a)
8,252 1,693,063
Applied Materials, Inc. 6,120 1,120,388
Arista Networks, Inc.
(b)
9,444 966,215
Fiserv, Inc.
(b)
8,140 1,403,417
Microsoft Corp. 3,105 1,544,458
Oracle Corp. 5,405 1,181,695
Salesforce, Inc. 3,064 835,522
12,342,636
TOTAL  COMMON STOCKS
  (Cost $30,939,363) 48,604,267
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Call Options Purchased — 0.32%
SPDR S&P 500 ETF Trust 714 $ 44,114,490 $ 630.00 July 2025 $ 177,072
TOTAL CALL OPTIONS PURCHASED
    (Cost 175,945) 177,072
Put Options Purchased — 0.78%
Amazon.com, Inc. 66 1,447,974 210.00
October
2025 62,700
Meta Platforms, Inc. 18 1,328,562 690.00
October
2025 52,650
Philip Morris International, Inc. 66 1,202,058 175.00
October
2025 46,860
SPDR S&P 500 ETF Trust 459 28,359,315 550.00 July 2025 14,229
SPDR S&P 500 ETF Trust 918 56,718,630 565.00 July 2025 42,687
SPDR S&P 500 ETF Trust 408 25,208,280 613.00 July 2025 219,068
TOTAL PUT OPTIONS PURCHASED
(Cost 1,452,272) 438,194
TOTAL OPTIONS PURCHASED — 1.10%
(Cost $1,628,217) 615,266

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
.
Money Market Funds - 12.26% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.24%
(c)
6,832,411 $ 6,832,411
TOTAL MONEY MARKET FUNDS
    (Cost $6,832,411) 6,832,411
Total Investments — 100.58%
(Cost $39,399,991) 56,051,944
Liabilities in Excess of Other Assets  —  (0.58)% (325,714)
Net Assets — 100.00% $ 55,726,230
(a) All or a portion of this security is held as collateral for written options. The value of the collateral held as of June 30, 2025 is $13,530,647.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
SPDR - Standard & Poor’s Depository Receipt

Absolute Capital Opportunities Fund
Schedule of Written Options
June 30, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
Written Call Options - (7.88)%
Amazon.com, Inc. (33) $ (723,987) $ 230.00 January 2026 $ (58,872)
Meta Platforms, Inc. (9) (664,281) 740.00 January 2026 (73,013)
Philip Morris International,
Inc. (33) (601,029) 190.00 January 2026 (37,620)
SPDR S&P 500 ETF Trust (609) (37,627,065) 570.00 December 2025 (4,210,626)
Total Written Call Options
(Premiums Received $3,229,240) (4,380,131)
Written Put Options - (0.06)%
Amazon.com, Inc. (66) (1,447,974) 170.00 October 2025 (11,484)
Meta Platforms, Inc. (18) (1,328,562) 570.00 October 2025 (12,060)
Philip Morris International,
Inc. (66) (1,202,058) 145.00 October 2025 (9,768)
Total Written Put Options
(Premiums Received $51,981) (33,312)
Total Written Options - (7.94)%
(Premiums Received $3,281,221) (4,413,443)

Absolute Convertible Arbitrage Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Mutual Funds — 2.46% Shares Fair Value
Absolute Flexible Fund
(a)
2,770,696 $ 29,286,257
TOTAL  MUTUAL FUNDS
(Cost $28,028,392) 29,286,257
Convertible Bonds — 89.72%
Principal
Amount Fair Value
Communications — 4.31%
AMC Networks, Inc., 4.25%, 2/15/2029 $ 5,500,000 4,647,500
Applied Digital Corp., 2.75%, 6/1/2030
(b)
4,000,000 5,206,236
AST SpaceMobile, Inc., 4.25%, 3/1/2032
(b)
5,000,000 9,929,218
DoorDash, Inc., 0.00%, 5/15/2030
(b)
5,000,000 5,429,277
Fiverr International Ltd., 6.25%, 11/1/2025 12,000,000 11,772,029
Magnite, Inc., 0.25%, 3/15/2026 6,500,000 6,283,006
Upwork, Inc., 0.25%, 8/15/2026 8,640,000 8,173,237
51,440,503
Consumer Discretionary — 8.06%
Cracker Barrel Old Country Store, Inc., 1.75%, 9/15/2030
(b)
6,500,000 6,914,375
Etsy, Inc., 1.00%, 6/15/2030
(b)
500,000 477,500
Freshpet, Inc., 3.00%, 4/1/2028 11,000,000 13,689,500
GameStop Corp., 0.00%, 4/1/2030
(b)
8,000,000 8,660,000
GameStop Corp., 0.00%, 6/15/2032
(b)
8,000,000 8,608,000
LCI Industries, 1.13%, 5/15/2026 7,000,000 6,760,250
LCI Industries, 3.00%, 3/1/2030
(b)
5,500,000 5,520,625
Norwegian Cruise Lines Holdings Ltd., 1.13%, 2/15/2027 10,500,000 10,342,500
Patrick Industries, Inc., 1.75%, 12/1/2028 10,949,000 16,274,320
Wayfair, Inc., 3.25%, 9/15/2027 9,679,000 11,053,418
Winnebago Industries, Inc., 3.25%, 1/15/2030 9,000,000 7,785,000
96,085,488
Consumer Staples — 2.50%
Chefs’ Warehouse, Inc. (The), 2.38%, 12/15/2028 8,000,000 12,488,000
Post Holdings, Inc., 2.50%, 8/15/2027 7,500,000 8,580,000
Spectrum Brands, Inc., 3.38%, 6/1/2029 9,500,000 8,659,250
29,727,250
Energy — 2.80%
Eos Energy Enterprises, Inc., 6.75%, 6/15/2030
(b)
3,050,000 3,448,025
Fluence Energy, Inc., 2.25%, 6/15/2030
(b)
6,000,000 3,918,750
Green Plains, Inc., 2.25%, 3/15/2027 5,900,000 4,941,250
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029
(b)
7,500,000 7,933,709
Northern Oil and Gas, Inc., 3.63%, 4/15/2029 7,500,000 7,846,875
Solaris Energy Infrastructure, Inc., 4.75%, 5/1/2030 4,000,000 5,357,500
33,446,109
Financials — 2.95%
Encore Capital Group, Inc., 4.00%, 3/15/2029 11,250,000 10,617,187
EZCORP, Inc., 3.75%, 12/15/2029
(b)
13,000,000 18,898,750
WisdomTree Investments, Inc., 3.25%, 8/15/2029
(b)
5,000,000 5,789,692
35,305,629

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Convertible Bonds — 89.72% - continued
Principal
Amount Fair Value
Health Care — 14.08%
Accuray, Inc., 3.75%, 6/1/2026 $ 4,250,000 $ 4,009,875
Alphatec Holdings, Inc., 0.75%, 8/1/2026 4,000,000 3,966,432
Alphatec Holdings, Inc., 0.75%, 3/15/2030
(b)
4,250,000 4,315,150
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029
(b)
11,473,000 13,016,495
CONMED Corp., 2.25%, 6/15/2027 10,000,000 9,499,675
Enovis Corp., 3.88%, 10/15/2028 9,000,000 8,905,500
Exact Sciences Corp., 0.38%, 3/15/2027 10,725,000 10,231,650
Gossamer Bio, Inc., 5.00%, 6/1/2027 1,500,000 788,378
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028 14,000,000 15,974,000
Inotiv, Inc., 3.25%, 10/15/2027 1,500,000 365,625
Integer Holdings Corp., 1.88%, 3/15/2030
(b)
19,000,000 19,836,000
Jazz Pharmaceuticals PLC, 2.00%, 6/15/2026 6,000,000 6,079,500
Jazz Pharmaceuticals PLC, 3.13%, 9/15/2030
(b)
2,500,000 2,662,500
Lantheus Holdings, Inc., 2.63%, 12/15/2027 10,579,000 13,464,422
LeMaitre Vascular, Inc., 2.50%, 2/1/2030
(b)
11,750,000 11,744,125
LivaNova PLC, 2.50%, 3/15/2029 8,000,000 8,162,562
MannKind Corp., 2.50%, 3/1/2026 4,300,000 4,302,150
Merit Medical Systems, Inc., 3.00%, 2/1/2029
(b)
15,000,000 18,784,084
Pacira BioSciences, Inc., 2.13%, 5/15/2029 7,000,000 6,868,455
Repligen Corp., 1.00%, 12/15/2028 5,000,000 4,977,500
167,954,078
Industrials — 17.51%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028 10,000,000 12,029,000
Alarm.com Holdings, Inc., 5.68%, 1/15/2026 10,000,000 9,750,000
Alarm.com Holdings, Inc., 2.25%, 6/1/2029 6,600,000 6,418,855
Astronics Corp., 5.50%, 3/15/2030
(b)
8,400,000 14,500,069
Fluor Corp., 1.13%, 8/15/2029 13,889,000 18,239,729
Granite Construction, Inc., 3.25%, 6/15/2030 15,000,000 20,542,500
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028 12,795,000 13,627,315
Itron, Inc., 3.53%, 3/15/2026 6,000,000 6,781,500
Itron, Inc., 1.38%, 7/15/2030 8,000,000 9,552,000
Mesa Laboratories, Inc., 1.38%, 8/15/2025 5,982,000 5,949,072
Middleby Corp. (The), 1.00%, 9/1/2025 10,600,000 11,914,400
OSI Systems, Inc., 2.25%, 8/1/2029
(b)
11,976,000 16,275,384
Rocket Lab Corp., 4.25%, 2/1/2029
(b)
6,000,000 42,165,000
Tetra Tech, Inc., 2.25%, 8/15/2028 14,292,000 16,132,095
Xometry, Inc., 0.75%, 6/15/2030
(b)
5,000,000 5,104,393
208,981,312
Materials — 2.16%
B2Gold Corp., 2.75%, 2/1/2030
(b)
4,150,000 5,554,256
Century Aluminum Co., 2.75%, 5/1/2028 5,650,000 6,748,337
McEwen Mining, Inc., 5.25%, 8/15/2030
(b)
6,000,000 7,194,000
SSR Mining, Inc., 2.50%, 4/1/2039 6,000,000 6,226,500
25,723,093

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Convertible Bonds — 89.72% - continued
Principal
Amount Fair Value
Real Estate — 0.22%
Redfin Corp., 0.50%, 4/1/2027 $ 2,925,000 $ 2,640,101
Technology — 33.42%
A10 Networks, Inc., 2.75%, 4/1/2030
(b)
5,000,000 5,374,732
Akamai Technologies, Inc., 1.13%, 2/15/2029 13,790,000 13,121,185
Akamai Technologies, Inc., 0.25%, 5/15/2033
(b)
5,000,000 5,187,500
Alkami Technology, Inc., 1.50%, 3/15/2030
(b)
7,000,000 8,256,500
Applied Optoelectronics, Inc., 2.75%, 1/15/2030 9,000,000 8,886,350
Bandwidth, Inc., 0.50%, 4/1/2028 7,240,000 6,092,460
Bentley Systems, Inc., 0.38%, 7/1/2027 11,500,000 10,873,250
BlackLine, Inc., 1.00%, 6/1/2029 11,000,000 11,737,918
Box, Inc., (5.52)%, 1/15/2026 5,000,000 6,692,500
Box, Inc., 1.50%, 9/15/2029
(b)
6,500,000 6,711,250
Cipher Mining, Inc., 1.75%, 5/15/2030 2,000,000 2,562,000
Cloudflare, Inc., 0.00%, 6/15/2030
(b)
10,000,000 10,815,000
Confluent, Inc., 5.86%, 1/15/2027 11,000,000 10,175,000
CSG Systems International, Inc., 3.88%, 9/15/2028 8,000,000 9,052,000
CSG Systems International, Inc., 1.25%, 11/1/2029
(b)
9,550,000 11,283,325
CyberArk Software Ltd., 0.00%, 6/15/2030
(b)
5,000,000 5,150,000
Datadog, Inc., 0.00%, 12/1/2029
(b)
5,000,000 4,802,500
Dropbox, Inc., 0.65%, 3/1/2026 10,000,000 9,935,000
Fastly, Inc., 7.75%, 6/1/2028
(b)
6,500,000 6,474,000
Five9, Inc., 1.00%, 3/15/2029 7,000,000 6,135,500
Global Payments, Inc., 1.50%, 3/1/2031 9,468,000 8,502,264
GoPro, Inc., 1.25%, 11/15/2025 5,600,000 5,012,000
IMAX Corp., 0.50%, 4/1/2026 5,000,000 5,616,899
Life360, Inc., 0.00%, 6/1/2030
(b)
5,500,000 5,833,438
Lumentum Holdings, Inc., 0.50%, 6/15/2028 4,450,000 4,614,650
MKS, Inc., 1.25%, 6/1/2030 12,268,000 12,151,454
Nutanix, Inc., 0.50%, 12/15/2029
(b)
10,000,000 11,356,947
ON Semiconductor Corp., 0.50%, 3/1/2029 12,168,000 11,291,296
PagerDuty, Inc., 1.50%, 10/15/2028 9,000,000 8,617,500
Parsons Corp., 2.63%, 3/1/2029 9,000,000 9,612,000
Progress Software Corp., 1.00%, 4/15/2026 5,350,000 6,393,250
Progress Software Corp., 3.50%, 3/1/2030 12,000,000 13,938,000
Q2 Holdings, Inc., 0.13%, 11/15/2025 4,000,000 3,948,000
Rapid7, Inc., 0.25%, 3/15/2027 7,000,000 6,527,500
Repay Holdings Corp., 2.88%, 7/15/2029
(b)
9,000,000 7,465,500
Riot Platforms, Inc., 0.75%, 1/15/2030
(b)
10,500,000 10,920,000
Semtech Corp., 1.63%, 11/1/2027 9,000,000 12,986,418
SMART Global Holdings, Inc., 2.00%, 2/1/2029
(b)
9,000,000 10,473,206
SMART Global Holdings, Inc., 2.00%, 8/15/2030
(b)
7,000,000 6,950,955
Super Micro Computer, Inc., 0.00%, 6/15/2030
(b)
7,900,000 8,879,600
Synaptics, Inc., 0.75%, 12/1/2031
(b)
11,500,000 10,895,382
Varonis Systems, Inc., 1.00%, 9/15/2029
(b)
10,000,000 10,172,500

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Convertible Bonds — 89.72% - continued
Principal
Amount Fair Value
Technology — 33.42% - continued
Veeco Instruments, Inc., 2.88%, 6/1/2029 $ 7,500,000 $ 7,972,500
Verint Systems, Inc., 0.25%, 4/15/2026 9,500,000 9,134,250
Vertex, Inc., 0.75%, 5/1/2029 7,020,000 8,427,635
Vishay Intertechnology, Inc., 2.25%, 9/15/2030 11,000,000 9,900,000
Workiva, Inc., 1.13%, 8/15/2026 6,000,000 6,477,000
Workiva, Inc., 1.25%, 8/15/2028 6,000,000 5,572,500
398,960,614
Utilities — 1.71%
Ormat Technologies, Inc., 2.50%, 7/15/2027 14,000,000 15,344,000
WEC Energy Group, Inc., 3.38%, 6/1/2028
(b)
5,000,000 5,013,750
20,357,750
TOTAL CONVERTIBLE BONDS
(Cost $982,044,736) 1,070,621,927
Money Market Funds - 7.42% Shares
First American Treasury Government Obligations Fund, Class X,
4.24%
(c)
88,538,788 88,538,788
TOTAL MONEY MARKET FUNDS
(Cost $88,538,788) 88,538,788
Total Investments — 99.60%
(Cost $1,098,611,916) 1,188,446,972
Other Assets in Excess of Liabilities  —  0.40% 4,822,702
Net Assets — 100.00% $ 1,193,269,674
(a) Affiliated Company.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(c) Rate disclosed is the seven day effective yield as of June 30, 2025.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)
Common Stocks - Short - (38.41)% Shares Fair Value
Communications - (0.98)%
AMC Networks, Inc., Class A (297,606) $ (1,865,990)
AST SpaceMobile, Inc. (163,600) (7,645,028)
Fiverr International Ltd. (1,500) (43,995)
IMAX Corp. (68,114) (1,904,467)
Magnite, Inc. (2,000) (48,240)
Upwork, Inc. (15,727) (211,371)
(11,719,091)
Consumer Discretionary - (3.69)%
Cracker Barrel Old Country Store, Inc. (58,900) (3,597,612)
DoorDash, Inc., Class A (10,542) (2,598,708)
Etsy, Inc. (3,200) (160,512)
Freshpet, Inc. (109,355) (7,431,766)
GameStop Corp., Class A (370,050) (9,025,520)
LCI Industries (28,128) (2,564,992)
Norwegian Cruise Lines Holdings Ltd. (89,550) (1,816,074)
Patrick Industries, Inc. (133,000) (12,271,910)
Wayfair, Inc., Class A (65,500) (3,349,670)
Winnebago Industries, Inc. (40,100) (1,162,900)
(43,979,664)
Consumer Staples - (1.31)%
Chefs’ Warehouse, Inc. (The) (138,367) (8,829,198)
Post Holdings, Inc. (51,550) (5,620,497)
Spectrum Brands, Inc. (22,500) (1,192,500)
(15,642,195)
Energy - (0.85)%
Eos Energy Enterprises, Inc. (419,000) (2,145,280)
Fluence Energy, Inc. (189,000) (1,268,190)
Green Plains, Inc. (63,000) (379,890)
Northern Oil and Gas, Inc. (110,803) (3,141,265)
Solaris Energy Infrastructure, Inc., Class A (113,964) (3,224,042)
(10,158,667)
Financials - (1.93)%
Applied Blockchain, Inc. (340,094) (3,424,747)
Encore Capital Group, Inc. (81,000) (3,135,510)
EZCORP, Inc., Class A (955,000) (13,255,400)
WisdomTree Investments, Inc. (275,000) (3,165,250)
(22,980,907)
Health Care - (5.32)%
Accuray, Inc. (66,000) (90,420)
Alphatec Holdings, Inc. (222,922) (2,474,434)
ANI Pharmaceuticals, Inc. (101,500) (6,622,875)
CONMED Corp. (12,310) (641,105)
Exact Sciences Corp. (22,000) (1,169,080)
Gossamer Bio, Inc. (75,000) (92,250)
Halozyme Therapeutics, Inc. (161,500) (8,401,230)
Inotiv, Inc. (7,200) (13,104)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
June 30, 2025 (Unaudited)
Common Stocks - Short - (38.41)% - continued Shares Fair Value
Health Care - (5.32)% - continued
Integer Holdings Corp. (80,875) $ (9,945,199)
Jazz Pharmaceuticals PLC (21,978) (2,332,305)
Lantheus Holdings, Inc. (86,900) (7,113,634)
LeMaitre Vascular, Inc. (59,965) (4,980,093)
LivaNova PLC (55,800) (2,512,116)
MannKind Corp. (206,500) (772,310)
Merit Medical Systems, Inc. (132,601) (12,395,542)
Pacira BioSciences, Inc. (100,292) (2,396,979)
Repligen Corp. (11,072) (1,377,135)
Tempus AI, Inc. (2,000) (127,080)
(63,456,891)
Industrials - (10.71)%
Advanced Energy Industries, Inc. (39,561) (5,241,833)
Alarm.com Holdings, Inc. (44,874) (2,538,522)
Astronics Corp. (293,100) (9,812,988)
Enovis Corp. (61,261) (1,921,145)
Fluor Corp. (203,144) (10,415,193)
Granite Construction, Inc. (149,362) (13,966,840)
Greenbrier Companies, Inc. (The) (136,115) (6,268,096)
Itron, Inc. (59,059) (7,773,936)
Mesa Laboratories, Inc. (250) (23,555)
Middleby Corp. (The) (66,100) (9,518,400)
OSI Systems, Inc. (46,700) (10,500,962)
Rocket Lab Corp. (40,548,871)
Tetra Tech, Inc. (190,507) (6,850,632)
Xometry, Inc., Class A (72,276) (2,442,206)
(127,823,179)
Materials - (0.91)%
B2Gold Corp. (917,817) (3,313,319)
Century Aluminum Co. (182,000) (3,279,640)
McEwen Mining, Inc. (384,938) (3,699,255)
SSR Mining, Inc. (48,200) (614,068)
(10,906,282)
Technology - (12.08)%
A10 Networks, Inc. (138,500) (2,679,975)
Akamai Technologies, Inc. (81,500) (6,500,440)
Alkami Technology, Inc. (149,621) (4,509,577)
Applied Optoelectronics, Inc. (129,000) (3,314,010)
Bandwidth, Inc., Class A (4,000) (63,600)
Bentley Systems, Inc., Class B (28,115) (1,517,367)
BlackLine, Inc. (98,627) (5,584,261)
Box, Inc., Class A (262,729) (8,977,450)
Cipher Mining, Inc. (331,000) (1,582,180)
Cloudflare, Inc., Class A (26,904) (5,268,610)
Confluent, Inc., Class A (5,000) (124,650)
CSG Systems International, Inc. (56,300) (3,676,953)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
June 30, 2025 (Unaudited)
Common Stocks - Short - (38.41)% - continued Shares Fair Value
Technology - (12.08)% - continued
CyberArk Software Ltd. (6,398) $ (2,603,218)
Datadog, Inc., Class A (9,845) (1,322,479)
Dropbox, Inc., Class A (55,459) (1,586,127)
Fastly, Inc., Class A (84,381) (595,730)
Five9, Inc. (24,795) (656,572)
Global Payments, Inc. (28,100) (2,249,124)
GoPro, Inc., Class A (14,000) (10,602)
Guidewire Software, Inc. (25,500) (6,003,975)
Life360, Inc. (47,500) (3,099,375)
Lumentum Holdings, Inc. (15,410) (1,464,875)
MKS, Inc. (42,700) (4,242,672)
Nutanix, Inc., Class A (78,053) (5,966,371)
ON Semiconductor Corp. (43,000) (2,253,630)
PagerDuty, Inc. (124,690) (1,905,263)
Parsons Corp. (43,767) (3,141,158)
Penguin Solutions, Inc. (421,819) (8,356,234)
Progress Software Corp. (170,500) (10,884,719)
Q2 Holdings, Inc. (1,500) (140,385)
Rapid7, Inc. (9,662) (223,482)
Repay Holdings Corp., Class A (349,416) (1,684,185)
Riot Blockchain, Inc. (500,500) (5,655,650)
Semtech Corp. (144,000) (6,500,160)
Super Micro Computer, Inc. (103,000) (5,048,030)
Synaptics, Inc. (78,200) (5,068,924)
Varonis Systems, Inc. (82,505) (4,187,129)
Veeco Instruments, Inc. (144,500) (2,936,240)
Verint Systems, Inc. (1,500) (29,505)
Vertex, Inc., Class A (141,000) (4,982,235)
Vishay Intertechnology, Inc. (161,000) (2,556,680)
Workiva, Inc., Class A (60,498) (4,141,088)
Zscaler, Inc. (3,000) (941,820)
(144,236,710)
Utilities - (0.63)%
Ormat Technologies, Inc. (76,828) (6,435,113)
WEC Energy Group, Inc. (9,900) (1,031,580)
(7,466,693)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $428,318,974) (458,370,279)
TOTAL SECURITIES SOLD SHORT - (38.41)%
(Proceeds Received $428,318,974) (458,370,279)

Absolute Convertible Arbitrage Fund
Schedule of Futures Contracts
June 30, 2025 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Depreciation
Short Contracts
5-Year US Treasury Note Future (300) October 2025 $ (32,700,000) $ (350,640)
Total Futures $ (350,640)

Absolute Flexible Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Convertible Bonds — 93.84%
Principal
Amount Fair Value
Communications — 10.46%
Fiverr International Ltd., 6.25%, 11/1/2025 $ 1,000,000 $ 981,002
Magnite, Inc., 0.25%, 3/15/2026 1,000,000 966,616
Upwork, Inc., 0.25%, 8/15/2026 1,250,000 1,182,471
3,130,089
Consumer Discretionary — 9.14%
Cracker Barrel Old Country Store, Inc., 1.75%, 9/15/2030
(a)
1,000,000 1,063,750
Etsy, Inc., 1.00%, 6/15/2030
(a)
400,000 382,000
GameStop Corp., 0.00%, 6/15/2032
(a)
1,000,000 1,076,000
LCI Industries, 1.13%, 5/15/2026 217,000 209,568
2,731,318
Health Care — 13.36%
Accuray, Inc., 3.75%, 6/1/2026 450,000 424,575
Alphatec Holdings, Inc., 0.75%, 8/1/2026 512,000 507,703
Enovis Corp., 3.88%, 10/15/2028 1,000,000 989,500
Exact Sciences Corp., 0.38%, 3/15/2027 1,000,000 954,000
Inotiv, Inc., 3.25%, 10/15/2027 500,000 121,875
Repligen Corp., 1.00%, 12/15/2028 1,000,000 995,500
3,993,153
Industrials — 7.17%
Itron, Inc., 3.53%, 3/15/2026 1,000,000 1,130,250
Xometry, Inc., 1.00%, 2/1/2027 1,000,000 1,015,000
2,145,250
Technology — 53.71%
Bandwidth, Inc., 0.50%, 4/1/2028 600,000 504,900
Bentley Systems, Inc., 0.38%, 7/1/2027 1,000,000 945,500
BlackLine, Inc., 1.00%, 6/1/2029 1,000,000 1,067,083
Confluent, Inc., 5.86%, 1/15/2027 1,077,000 996,225
Datadog, Inc., 0.00%, 12/1/2029
(a)
1,000,000 960,500
Dropbox, Inc., 0.65%, 3/1/2026 1,000,000 993,500
Fastly, Inc., 7.75%, 6/1/2028
(a)
1,000,000 996,000
GoPro, Inc., 1.25%, 11/15/2025 400,000 358,000
IMAX Corp., 0.50%, 4/1/2026 1,000,000 1,123,380
Lumentum Holdings, Inc., 0.50%, 12/15/2026 1,000,000 1,179,766
ON Semiconductor Corp., 0.50%, 3/1/2029 1,000,000 927,950
PagerDuty, Inc., 1.50%, 10/15/2028 1,000,000 957,500
Parsons Corp., 2.63%, 3/1/2029 1,000,000 1,068,000
Rapid7, Inc., 0.25%, 3/15/2027 1,123,000 1,047,197
SMART Global Holdings, Inc., 2.00%, 8/15/2030
(a)
1,000,000 992,994
Unity Software, Inc., 0.00%, 3/15/2030
(a)
1,000,000 1,024,500
Workiva, Inc., 1.25%, 8/15/2028 1,000,000 928,750
16,071,745
TOTAL CONVERTIBLE BONDS
    (Cost $27,282,550) 28,071,555

Absolute Flexible Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Money Market Funds - 3.20% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.24%
(b)
956,399 $ 956,399
TOTAL MONEY MARKET FUNDS
    (Cost $956,399) 956,399
Total Investments — 97.04%
(Cost $28,238,949) 29,027,954
Other Assets in Excess of Liabilities  —  2.96% 886,316
Net Assets — 100.00% $ 29,914,270
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b) Rate disclosed is the seven day effective yield as of June 30, 2025.

Absolute CEF Opportunities
Schedule of Investments
June 30, 2025 (Unaudited)
Closed End Funds — 93.82% Shares Fair Value
abrdn Emerging Markets ex China
Fund, Inc.
(a)
13,117 $ 77,915
abrdn Global Dynamic Dividend Fund 5,293 58,435
abrdn Income Credit Strategies Fund
(a)
53,636 316,452
Advent Convertible and Income Fund
(a)
26,820 324,790
BlackRock Core Bond Trust
(a)
75,100 729,972
BlackRock Income Trust, Inc.
(a)
5,260 61,805
BlackRock Science and Technology
Term Trust
(a)
2,403 49,862
BlackRock Innovation and Growth
Term Trust 120,828 886,878
Cornerstone Strategic Investment Fund,
Inc.
(a)
41,440 336,493
Cornerstone Total Return Fund, Inc.
(a)
43,479 336,962
Destra Multi-Alternative Fund
(a)
11,940 104,475
Eaton Vance California Municipal
Bond Fund
(a)
5,300 47,276
Gabelli Healthcare & WellnessRx Trust
(The)
(a)
9,041 85,437
Invesco® Advantage Municipal Income
Trust II
(a)
5,400 45,198
Invesco® Municipal Opportunity
Trust
(a)
4,900 44,982
Invesco® Municipal Trust
(a)
4,900 44,835
Invesco® Quality Municipal Income
Trust
(a)
4,800 45,024
Neuberger Berman Real Estate
Securities Income Fund, Inc. 35,500 114,310
Nuveen Credit Strategies Income Fund 62,100 334,719
Nuveen Multi-Asset Income Fund
(a)
22,800 287,964
NYLI CBRE Global Infrastructure
Megatrends Term Fund
(a)
909 12,917
Pioneer Diversified High Income Fund,
Inc.
(a)
1,263 15,794
Pioneer Floating Rate Fund, Inc.
(a)
22,571 221,647
Pioneer High Income Fund, Inc.
(a)
27,702 224,109

Absolute CEF Opportunities
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Closed End Funds — 93.82% - continued Shares Fair Value
Pioneer Municipal High Income
Advantage Fund, Inc.
(a)
605 $ 5,021
Pioneer Municipal High Income
Opportunities Fund, Inc.
(a)
8,722 102,920
RiverNorth Flexible Municipal Income
Fund II, Inc.
(a)
24,201 305,901
RiverNorth Opportunities Fund, Inc.
(a)
6,600 80,916
Saba Capital Income & Opportunities
Fund
(a)
40,692 327,977
Saba Capital Income & Opportunities
Fund II
(a)
953 8,758
Tortoise Sustainable and Social Impact
Term Fund
(a)
3,264 39,968
Virtus Total Return Fund, Inc.
(a)
50,604 315,263
Voya Asia Pacific High Dividend
Equity Income Fund
(a)
16,000 112,659
Voya Emerging Markets High Dividend
Equity Fund
(a)
19,133 113,650
Western Asset Global High Income
Fund, Inc.
(a)
44,238 289,317
Western Asset High Income Fund II,
Inc.
(a)
68,900 295,581
XAI Madison Equity Premium Income
Fund
(a)
14,134 88,338
TOTAL CLOSED END FUNDS
(Cost $6,601,713) 6,894,520
Exchange-Traded Funds — 2.11%
FT Confluence BDC & Specialty
Finance Income ETF
(a)
37,006 155,052
TOTAL EXCHANGE-TRADED FUNDS
(Cost $154,436) 155,052
Right s - 0.00%
LMP Capital and Income Fund, Inc. 90 6
RiverNorth Capital and Income Fund, Inc. 90 5
TOTAL RIGHTS
(Cost $37) 11

Absolute CEF Opportunities
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Money Market Funds - 10.99% Shares Fair Value
First American Treasury Government Obligations Fund, Class X,
4.24%
(b)
807,477 $ 807,477
TOTAL MONEY MARKET FUNDS
(Cost $807,477) 807,477
Total Investments — 106.92%
    (Cost $7,563,663) 7,857,060
Liabilities in Excess of Other Assets  —  (6.92)% (508,270)
Net Assets — 100.00% $ 7,348,790
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2025.

Absolute CEF Opportunities
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depository Receipt
Closed End Funds - Short - (0.93) % Shares Fair Value
XAI Octagon Floating Rate Alternative Income Trust (12,153) $ (68,664)
TOTAL CLOSED END FUNDS - SHORT
(Proceeds Received $69,860) (68,664)
Exchange-Traded Funds - Short - (30.70) %
Health Care Select Sector SPDR® Fund (700) (94,353)
Invesco® QQQ Trust, Series 1 (990) (546,124)
Invesco® Senior Loan ETF (1,600) (33,472)
iShares® J.P. Morgan USD Emerging Markets Bond ETF (3,600) (333,432)
iShares® MSCI Emerging Markets ETF (3,100) (149,544)
iShares® National Muni Bond ETF (5,500) (574,640)
iShares® Russell Mid-Cap Growth ETF (3,100) (429,908)
iShares® U.S. Real Estate ETF (1,000) (94,770)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $2,133,388) (2,256,243)
TOTAL SECURITIES SOLD SHORT - (31.63)%
(Proceeds Received $2,203,248) (2,324,907)

Absolute Flexible Fund
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)
Common Stocks - Short - (6.74)% Shares Fair Value
Communications - (0.51)%
IMAX Corp. (5,000) $ (139,800)
Upwork, Inc. (1,000) (13,440)
(153,240)
Consumer Discretionary - (1.39)%
Cracker Barrel Old Country Store, Inc. (4,000) (244,320)
GameStop Corp., Class A (7,000) (170,730)
(415,050)
Health Care - (0.63)%
Inotiv, Inc. (1,000) (1,820)
Repligen Corp. (1,500) (186,570)
(188,390)
Industrials - (0.24)%
Enovis Corp. (1,200) (37,632)
Xometry, Inc., Class A (1,000) (33,790)
(71,422)
Technology - (3.97)%
Bentley Systems, Inc., Class B (2,000) (107,940)
BlackLine, Inc. (2,000) (113,240)
Dropbox, Inc., Class A (2,000) (57,200)
Lumentum Holdings, Inc. (1,000) (95,060)
ON Semiconductor Corp. (2,800) (146,748)
PagerDuty, Inc. (8,000) (122,240)
Parsons Corp. (3,000) (215,310)
Penguin Solutions, Inc. (13,000) (257,530)
Unity Software, Inc. (3,000) (72,600)
(1,187,868)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $1,974,362) (2,015,970)
TOTAL SECURITIES SOLD SHORT - (6.74)%
(Proceeds Received $1,974,362) (2,015,970)